Leases (Details 3) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Leases
2023 (remaining)	$ 963
2023	932	$ 1,359
2024	770	938
2025	509	756
2026	357	516
2027	357	364
Thereafter	760	1,144
Total future minimum lease payments	4,648	5,077
Less: imputed interest	(919)	(996)
Present value of lease liabilities	$ 3,729	$ 4,081